Document and Entity Information	Aug. 30, 2017
Risk/Return:
Document Type	497
Document Period End Date	Jul. 31, 2016
Registrant Name	Eaton Vance Series Fund, Inc
Central Index Key	0001552324
Amendment Flag	false
Document Creation Date	Aug. 30, 2017
Document Effective Date	Aug. 30, 2017
Prospectus Date	Dec. 01, 2016
Eaton Vance Emerging Markets Debt Opportunities Fund | Class R6
Risk/Return:
Trading Symbol	EELDX
Eaton Vance Emerging Markets Debt Opportunities Fund | Class A
Risk/Return:
Trading Symbol	EADOX
Eaton Vance Emerging Markets Debt Opportunities Fund | Class I
Risk/Return:
Trading Symbol	EIDOX